Fair Value, Face Value and Fair Value of Debt (AES Indiana) (Q1) (Details) - USD ($) $ in Thousands	Mar. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
Debt Instrument [Line Items]
Face Value	$ 4,278,800	$ 3,488,800	$ 3,033,800
Fair Value	4,070,858	3,315,467	2,775,644
Unamortized deferred financing costs		23,612
Unamortized discounts	9,700	6,768
Fixed Rate [Member]
Debt Instrument [Line Items]
Face Value	4,083,800	3,033,800	3,033,800
Fair Value	3,875,858	2,860,467	2,775,644
Variable Rate [Member]
Debt Instrument [Line Items]
Face Value	195,000	455,000	0
Fair Value	195,000	455,000	0
Indianapolis Power And Light Company
Debt Instrument [Line Items]
Face Value	2,998,800	2,608,800	2,153,800
Fair Value	2,824,354	2,475,997	1,959,233
Unamortized deferred financing costs	26,369	19,058	20,400
Unamortized discounts	8,266	6,449	6,651
Indianapolis Power And Light Company | Total Indebtedness [Member]
Debt Instrument [Line Items]
Unamortized deferred financing costs	27,400	20,200
Indianapolis Power And Light Company | Fixed Rate [Member]
Debt Instrument [Line Items]
Face Value	2,803,800	2,153,800	2,153,800
Fair Value	2,629,354	2,020,997	1,959,233
Indianapolis Power And Light Company | Variable Rate [Member]
Debt Instrument [Line Items]
Face Value	195,000	455,000	0
Fair Value	$ 195,000	455,000	0
Unamortized discounts		$ (6,400)	$ 6,700